UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23473

ESOTERICA THEMATIC TRUST

(Exact name of registrant as specified in charter)

135 W. 52nd Street, Suite 16C

New York, New York 10019

(Address of principal executive offices)(Zip code)

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (860) 543-3942

Date of fiscal year end:

October 31

Date of reporting period:

April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

ESOTERICA

April 30, 2020

WUGI Esoterica NextG Economy ETF

SEMI-ANNUAL REPORT

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

ESOTERICA THEMATIC TRUST
Esoterica NextG Economy ETF

ESOTERICA THEMATIC TRUST
Esoterica NextG Economy ETF

Disclosure of Fund Expenses
April 30, 2020 (unaudited)

Example

As a shareholder of the Fund, you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions for the purchases and sales of your Fund Shares, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 30, 2020* until April 30, 2020.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the number under the heading “Hypothetical Expenses paid during the period” is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. If transaction costs were included, your costs would have been higher.

Fund	Beginning Account Value 3/30/2020*	Actual Ending Value 4/30/2020	Actual Expenses Paid During the Period(a)	Hypothetical Ending Account Value 4/30/2020	Hypothetical Expenses Paid During the Period(a)	Annualized Expense Ratio
Esoterica NextG Economy ETF	$ 1,000.00	$ 1,143.40	$ 0.68	$ 1,003.60	$ 0.64	0.75%

*	The Fund commenced operations on March 30, 2020.
(a)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (31 days) in the most recent fiscal half-year since commencement of operations, then divided by 366 (to reflect the one-half year period).

ESOTERICA THEMATIC TRUST
Esoterica NextG Economy ETF

Schedule of Investments
April 30, 2020 (unaudited)

Security Description	Country	Shares	Market Value
Common Stocks – 93.1%

Electronic Equipment, Instruments & Components – 2.5%
Keysight Technologies, Inc.(a)	United States	796	$77,029

Entertainment – 9.1%
Bilibili, Inc., ADR(a)	China	2,260	61,901
Netflix, Inc.(a)	United States	208	87,329
Sea Ltd., ADR(a)	Singapore	2,276	126,500
			275,730
Interactive Media & Services – 8.9%
Alphabet, Inc. Class C(a)	United States	64	86,314
Facebook, Inc. Class A(a)	United States	476	97,442
Tencent Holdings Ltd.	China	1,600	86,064
			269,820
Internet & Direct Marketing Retail – 10.9%
Alibaba Group Holding Ltd., ADR(a)	China	396	80,257
Amazon.com, Inc.(a)	United States	56	138,544
Meituan Dianping Class B(a)	China	8,400	112,472
			331,273
IT Services – 2.5%
MongoDB, Inc. Class A(a)	United States	472	76,525

Semiconductors & Semiconductor Equipment – 38.3%
Advanced Micro Devices, Inc.(a)	United States	4,292	224,859
Analog Devices, Inc.	United States	283	31,017
Intel Corp.	United States	476	28,550
Marvell Technology Group Ltd.	United States	3,912	104,607
MediaTek, Inc.	Taiwan	7,000	97,691
NVIDIA Corp.	United States	301	87,976
NXP Semiconductors NV	Netherlands	612	60,937
Qorvo, Inc.(a)	United States	928	90,972
QUALCOMM, Inc.	United States	1,876	147,585
Skyworks Solutions, Inc.	United States	860	89,337
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	17,000	174,079
Xilinx, Inc.	United States	332	29,017
			1,166,627
Software – 20.1%
Alteryx, Inc. Class A(a)	United States	536	60,664
Atlassian Corp. PLC Class A(a)	Australia	436	67,794
Datadog, Inc. Class A(a)	United States	720	32,486
Elastic NV(a)	United States	1,164	74,659
Microsoft Corp.	United States	748	134,050
Salesforce.com, Inc.(a)	United States	371	60,083
ServiceNow, Inc.(a)	United States	228	80,151
Slack Technologies, Inc. Class A(a)	United States	872	23,274
Splunk, Inc.(a)	United States	200	28,072
Zoom Video Communications, Inc. Class A(a)	United States	164	22,168
Zscaler, Inc.(a)	United States	424	28,442
			611,843

The accompanying notes are an integral part of the financial statements.

ESOTERICA THEMATIC TRUST
Esoterica NextG Economy ETF

SCHEDULE OF INVESTMENTS
April 30, 2020 (unaudited) (continued)

Security Description	Country	Shares	Market Value
Common Stocks – 93.1% (continued)

Technology Hardware, Storage & Peripherals – 0.8%
Xiaomi Corp. Class B(a),(b)	China	18,400	$24,209

Total Common Stocks (Cost $2,457,562)			2,833,056

		Principal
Short-Term Investments – 7.0%

Time Deposits – 7.0%
ANZ, London, 0.01%, 05/01/2020		212,607	212,607
Total Time Deposits			212,607
Total Short-Term Investments (Cost $212,607)			212,607
Total Investments – 100.1% (Cost $2,670,169)#			3,045,663
Liabilities, less cash and other assets – (0.1)%			(1,776)
Net Assets – 100.0%			$3,043,887

ADR – American Depositary Receipt

(a)	Non-income producing security.

(b)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#

Cost for federal income tax purposes as of April 30, 2020 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$379,396
Gross unrealized depreciation	(3,902)
Net unrealized appreciation	$375,494

Summary of Investments by Sector^
Information Technology	64.2%
Communication Services	18.0
Consumer Discretionary	10.9
Short -Term Investments	7.0
Liabilities, less cash and other assets	(0.1)
100.0%

^	As a percentage of net assets.

Concentration Risk: To the extent the Fund’s investments are concentrated in a particular industry or group of industries, the Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, or asset class.

The accompanying notes are an integral part of the financial statements.

ESOTERICA THEMATIC TRUST
Esoterica NextG Economy ETF

Statement of Assets and Liabilities
April 30, 2020 (unaudited)

ASSETS
Investments in unaffiliated securities, at value	$3,045,663
Cash	10
Investment advisor reimbursement	16,293
TOTAL ASSETS	3,061,966

LIABILITIES
Payables:
Chief Compliance Officer fees	2,123
Principal Financial Officer fees	2,123
Custody, accounting and administration service fees	2,214
Professional fees	4,775
Shareholder reporting fees	1,442
Transfer agent fees	1,594
Trustee fees	1,869
Other expenses	1,939
TOTAL LIABILITIES	18,079
NET ASSETS	$3,043,887

COMPONENTS OF NET ASSETS
Paid-in capital	2,662,066
Total distributable earnings (gain)	381,821
NET ASSETS	$3,043,887

NET ASSET VALUE PER SHARE
Net Asset Value	$29.27
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	104,000

COST OF INVESTMENTS
Investments in unaffiliated securities, at cost	$2,670,169

The accompanying notes are an integral part of the financial statements.

ESOTERICA THEMATIC TRUST
Esoterica NextG Economy ETF

Statement of Operations
For the Period Ended April 30, 2020* (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investments	$235
Interest income	51
Total Investment Income	286

EXPENSES:
Investment advisory fees	1,787
Chief Compliance Officer fees	2,123
Principal Financial Officer fees	2,123
Custody, accounting and administration service fees	2,214
Professional fees	4,775
Registration fees	393
Reports to shareholders fees	1,442
Transfer agent fees	1,594
Trustee fees	1,869
Miscellaneous expenses	1,546
Total Expenses	19,866
Investment Advisory fee waiver/reimbursement	(18,079)
Net Expenses	1,787
NET INVESTMENT INCOME (LOSS)	(1,501)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
Investments in unaffiliated securities	7,612
Foreign currency transactions	216
Net realized gain (loss)	7,828

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	375,494
Net change in unrealized appreciation (depreciation)	375,494
NET REALIZED AND UNREALIZED GAIN (LOSS)	383,322
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$381,821

*	The Fund commenced operations on March 30, 2020.

The accompanying notes are an integral part of the financial statements.

ESOTERICA THEMATIC TRUST
Esoterica NextG Economy ETF

Statement of Changes in Net Assets

For the Period Ended April 30, 2020* (unaudited)
OPERATIONS:
Net investment income (loss)	$(1,501)
Net realized gain (loss) on investments and foreign currency transactions	7,828
Net change in unrealized appreciation (depreciation)	375,494
Net increase (decrease) in net assets resulting from operations	381,821

CAPITAL TRANSACTIONS:
Proceeds from Shares issued	2,562,066
Net increase (decrease) in net assets from Capital Transactions	2,562,066
Total increase (decrease) in net assets	2,943,887

NET ASSETS
Beginning of Period	100,000
End of Period	$3,043,887

CHANGES IN SHARES OUTSTANDING
Shares issued	100,000
Net increase (decrease) in Shares outstanding	100,000
Shares outstanding, Beginning of Period**	4,000
Shares outstanding, End of Period	104,000

*	The Fund commenced operations on March 30, 2020.

**	Beginning capital of $100,000 was contributed from Esoterica Capital LLC, investment adviser to the Fund, in exchange for 4,000 Shares of the Fund in connection with the seeding of the Trust.

The accompanying notes are an integral part of the financial statements.

ESOTERICA THEMATIC TRUST
Esoterica NextG Economy ETF

Financial Highlights
Selected Data for a Share of Common Stock Outstanding Throughout each Period Indicated:

	For the Period Ended April 30, 2020* (unaudited)
NET ASSET VALUE, Beginning of Period(a)	$25.60

Income (loss) from operations:
Net investment income (loss)(b)	(0.01)
Net realized and unrealized gain (loss)	3.68
Total income (loss) from operations	3.67

NET ASSET VALUE, End of Period	$29.27
MARKET VALUE, End of Period	$29.55

NET ASSET VALUE, Total Return(c)	14.34%
MARKET PRICE, Total Return(d)	15.43%

Net assets, End of Period ($ thousands)	$3,044

Ratios of Average Net Assets
Total Expenses	8.34	%**
Net Expenses	0.75	%**
Net Investment Loss	(0.63	)%**
Portfolio turnover(e)	43%

*	The Fund commenced operations on March 30, 2020.
**	Annualized.
(a)

The net asset value at the beginning of the period differs from the beginning net asset value reflected on the Statement of Changes in Net Assets due to a change in unrealized gain/(loss) from the inception date, March 30, 2020, to when the initial basket was created.

(b)	Per share amounts have been calculated using the average shares method.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(d)

Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

ESOTERICA THEMATIC TRUST
Esoterica NextG Economy ETF

Notes to Financial Statements
April 30, 2020 (unaudited)

NOTE 1 – ORGANIZATION

Esoterica Thematic Trust is a Delaware statutory trust that was organized on July 2, 2019 (the “Trust”). The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and is governed by its Board of Trustees (the “Board” or “Trustees”). The Trust currently consists of one series, the Esoterica NextG Economy ETF (the “Fund”). The Fund is a non-diversified series of the Trust and is actively managed. The shares of the Fund are referred to herein as “Shares.” Esoterica Capital LLC (the “Adviser”) acts as investment adviser to the Fund, and Vident Investment Advisory, LLC (“VIA” or the “Trading Sub-Adviser”) acts as trading sub-adviser to the Fund.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the 1940 Act. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

The investment objective of the Fund is capital appreciation.

The net asset value (“NAV”) and offering price of shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of the applicable Fund, less its liabilities, divided by the total number of shares outstanding.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of estimates and assumptions to be made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

a.	Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of FASB Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

b.	Cash

Cash includes non-interest bearing non-restricted cash with a financial institution.

c.	Investment Valuation

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

ESOTERICA THEMATIC TRUST
Esoterica NextG Economy ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (unaudited) (continued)

If market quotations are not readily available, securities or other assets will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value committee. The committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities or other assets. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Fund does not price its shares, the value of some of the Fund’s portfolio securities may change on days when you may not be able to buy or sell Fund shares.

In computing the NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

●	Level 1 — unadjusted quoted prices in active markets for identical assets

●	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of April 30, 2020:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$2,833,056	$—	$—	$2,833,056
Short-Term Investments
Time Deposits	—	212,607	—	212,607
Total Assets	$2,833,056	$212,607	$—	$3,045,663

*	Please refer to the Schedule of Investments for further breakout of each security by country and industry type.

ESOTERICA THEMATIC TRUST
Esoterica NextG Economy ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (unaudited) (continued)

d.	Foreign Currency Translations

The Fund’s accounting records are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments when financial statements are presented. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments but excluding investments in securities, resulting from changes in currency exchange rates.

e.	Securities Transactions and Net Investment Income

Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when a Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

f.	Dividend distributions

The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

g.	Time Deposits

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short term investments in the Fund’s Schedule of Investments.

h.	Reclassification

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per share.

i.	Taxes

It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct Real Estate Investment Trust (“REIT”) shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. On January 18, 2019, the Internal Revenue Service issued final regulations that expressly permit regulated investment companies (“RICs”) to pass through this “qualified business income” to their shareholders.

NOTE 3 – INVESTMENT MANAGEMENT AND EXPENSES LIMITATION AGREEMENT

Investment Adviser

Esoterica Capital LLC serves as the Fund’s investment adviser. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. Subject to the oversight of the Board, the Adviser is responsible for the oversight and supervision of the Trading Sub-Adviser.

ESOTERICA THEMATIC TRUST
Esoterica NextG Economy ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (unaudited) (continued)

The management fee set forth in the Investment Advisory Agreement is an annual rate of 0.75% of the average daily net assets of the Fund to be paid on a monthly basis. In addition to investment advisory fees, the Fund pays other expenses including costs incurred in connection with the maintenance of securities law registration, printing and mailing prospectuses and Statements of Additional Information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholder meetings.

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) unaffiliated acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short) (vi) taxes; (vii) foreign custody transaction costs and foreign account set up fees and (viii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers, including the Adviser)) will not exceed 0.75% of the Fund’s net assets from the Fund’s effective date through its first year of operation; subject to possible recoupment from the Fund in future years within the three years from the date the fees have been waived or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of the recoupment. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance.

For the period ended April 30, 2020, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at April 30, 2023 are as follows:

	Fees reimbursed for the period ended April 30, 2020	Total potential recoupment amount April 30, 2020	Potential recoupment amount expiring at April 30, 2023
Esoterica NextG Economy ETF	$18,079	$18,079	$18,079

Organization and Offering Costs

The Adviser has agreed to pay all organizational and offering costs of the Fund.

Trading Sub-Adviser

The Adviser has retained the Trading Sub-Adviser to serve as trading sub-adviser for the Fund. VIA is responsible for the day-to-day management of the Fund. VIA, a registered investment adviser, is a wholly-owned subsidiary of Vident Financial, LLC. VIA was formed in 2014 and provides investment advisory services to ETFs, including the Fund. The Trading Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. For its services, the Trading Sub-Adviser is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund.

Other Fund Service Providers

Brown Brothers Harriman & Co. (“BBH”) is the Fund’s administrator, fund accountant, transfer agent and custodian. BBH is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Foreside Fund Services, LLC (the “Distributor”), is the distributor for the shares of the Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Foreside Fund Officer Services, LLC provides the Fund with a Chief Compliance Officer, a Treasurer and Principal Financial Officer.

Thompson Hine LLP serves as legal counsel to the Trust.

Cohen & Company, Ltd. serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

ESOTERICA THEMATIC TRUST
Esoterica NextG Economy ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (unaudited) (continued)

NOTE 4 – PORTFOLIO SECURITIES

During the period ended April 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $229,213 and $104,667, respectively. The aggregate cost of purchases and proceeds from sales of in-kind transactions were $2,325,404 and $0, respectively.

NOTE 5 – PURCHASE AND SALE OF FUND SHARES

The Fund will issue and redeem Shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on the Chicago Board Options Exchange (“CBOE”) and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV.

Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. The Trust does not have information concerning the beneficial ownership of the shares held in the names of Depository Trust Company (“DTC”) participants.

NOTE 6 – TAXATION OF THE FUND

The Fund intends to qualify each year for treatment as a RIC under the Internal Revenue Code of 1986, as amended (the “Code”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund-level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

NOTE 7 – INDEMNIFICATION

The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 8 – RISKS OF INVESTING IN THE FUND

The principal risk factors affecting your investments in the Fund, including but not limited to those described below, are discussed in details in the Fund’s prospectus.

General Considerations and Risks

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

In the event that the securities purchased by the Fund are not listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.

ESOTERICA THEMATIC TRUST
Esoterica NextG Economy ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (unaudited) (continued)

The Fund will file with the National Futures Association (“NFA”) a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended (“CEA”), and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder, with respect to the Fund’s operations. Therefore, neither the Fund, the Adviser nor the Trading Sub-Adviser are subject to registration or regulation as a commodity pool or CPO under the CEA. If the Fund becomes subject to these requirements, as well as related NFA rules, the Fund may incur additional compliance and other expenses.

Concentration of Investments

The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. Shares are subject to the risks of an investment in a portfolio of equity securities in an industry or group of industries in which the Fund invests.

Emerging Markets

Investments in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

Emerging market securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. In addition, brokerage and other costs associated with transactions in emerging market securities markets can be higher, sometimes significantly, than similar costs incurred in securities markets in developed countries. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging market countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging market countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging market securities may also affect the Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies that are less favorable to investors such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Investment in the securities markets of certain emerging market countries is restricted or controlled to varying degrees. These restrictions may limit the Fund’s investments in certain emerging market countries and may increase the expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.

ESOTERICA THEMATIC TRUST
Esoterica NextG Economy ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (unaudited) (continued)

Many emerging market countries lack the social, political, and economic stability characteristics of the United States. Political and social instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

The Fund’s income and, in some cases, capital gains from foreign securities will be subject to applicable taxation in certain of the emerging market countries in which it invests, and treaties between the United States and such countries may not be available in some cases to reduce the otherwise applicable tax rates.

Emerging markets also have different clearance and settlement procedures, and in certain of these emerging markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.

In the past, certain governments in emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs, which in the past have caused huge budget deficits. Often, interest payments have become too overwhelming for a government to meet, representing a large percentage of total Gross Domestic Product (“GDP”). These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for, among other things, social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in those countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

Set forth below for certain markets in which the Fund may invest are brief descriptions of some of the conditions and risks in each such market.

Investments in China. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. In addition, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. Actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Further, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion.

Investments in Europe. Most developed countries in Western Europe are members of the European Union (“EU”), and many are also members of the European Monetary Union (“EMU”), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The euro is the official currency of the EU. Funds that invest in Europe may have significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.

In June 2016, the United Kingdom (“UK”) held a referendum resulting in a vote in favor of the exit of the UK from the EU (known as “Brexit”). During this period and beyond, the impact on the UK and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, Europe and globally, which may adversely affect the value of the Fund’s investments. Additionally, depreciation of the British pound sterling and/or the euro in relation to the U.S. dollar in anticipation of Brexit would adversely affect Fund investments denominated in British pound sterling and/or the euro, regardless of the performance of the investment. Also as a result of the referendum, on June 27, 2016, Standard & Poor’s (“S&P”) downgraded the UK’s credit rating from “AAA” to “AA” with a “negative outlook,” and on June 30, 2016, S&P downgraded the EU’s credit rating from “AA+” to “AA”. Other credit ratings agencies have taken similar actions.

ESOTERICA THEMATIC TRUST
Esoterica NextG Economy ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (unaudited) (continued)

Investments in Hong Kong. Investments directly in or in ADRs with underlying shares organized, listed, or domiciled in Hong Kong are subject to certain risks not associated with other investments. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. Investments in Hong Kong involve risk of a total loss due to government action or inaction. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for 50 years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political, or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or, is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on the Hong Kong economy. Because the Fund’s NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in the Fund’s NAV. These and other factors could have a negative impact on the Fund’s performance.

Investments in India. India is an emerging market and exhibits significantly greater market volatility from time to time in comparison to more developed markets. Political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets may result in higher potential for losses.

Moreover, governmental actions can have a significant effect on the economic conditions in India, which could adversely affect the value and liquidity of the Fund’s investments. The securities markets in India are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. The limited liquidity of the Indian securities markets may also affect the Fund’s ability to acquire or dispose of securities at the price and time that it desires.

Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. In addition, the Reserve Bank of India (“RBI”) has imposed limits on foreign ownership of Indian securities, which may decrease the liquidity of the Fund’s portfolio and result in extreme volatility in the prices of Indian securities. These factors, coupled with the lack of extensive accounting, auditing and financial reporting standards and practices, as compared to the United States, may increase the Fund’s risk of loss.

Further, certain Indian regulatory approvals, including approvals from the Securities and Exchange Board of India, the RBI, the central government and the tax authorities (to the extent that tax benefits need to be utilized), may be required before the Fund can make investments in the securities of Indian companies.

Investments in Israel. Israel’s economy depends on imports of certain key items, such as crude oil, coal, grains, raw materials, and military equipment. Israel’s relations with the Palestinian Authority and certain neighboring countries such as Lebanon, Syria, and Iran, among others, have at times been strained due to territorial disputes, historical animosities, or security concerns, which may cause uncertainty in the Israeli markets and adversely affect the overall economy. In addition, U.S.-designated terrorist groups such as Hezbollah and Hamas operate in close proximity to Israel’s borders, and frequently threaten Israel with attack. Furthermore, Israel’s economy is heavily dependent on trade relationships with key counterparties around the world, specifically the United States and European Union countries. Any reduction in these trade flows may have an adverse impact on the Fund’s investments.

Israel has experienced a history of hostile relations with several countries in the Middle East region. Israel and its citizens have also been the target of periodic acts of terrorism that have the potential to disrupt economic activity in the country, and certain terrorist groups are committed to violence against Israel. Current hostilities and the potential for future hostilities may diminish the value of companies whose principal operations or headquarters are located in Israel. Actual hostilities or the threat of future hostilities may cause significant volatility in the share prices of companies based in or having significant operations in Israel.

Due to political or civil unrest in Israel, the Israeli securities market may be closed for extended periods of time or trading on the Israeli securities market may be suspended altogether. In addition, the Israeli government may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in Israel. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in Israel and may inhibit the Fund’s ability to achieve its investment objective.

ESOTERICA THEMATIC TRUST
Esoterica NextG Economy ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (unaudited) (continued)

Investments in Japan. The Japanese economy has recently emerged from a prolonged economic downturn. Since 2000, Japan’s economic growth rate has remained relatively low. Its economy is characterized by government intervention and protectionism, an unstable financial services sector, low domestic consumption, and relatively high unemployment. Japan’s economy is heavily dependent on international trade and has been adversely affected by trade tariffs and competition from emerging economies. As such, economic growth is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy. Any changes or trends in these economic factors could have a significant impact on Japan’s economy overall and may negatively affect the Fund’s investment. Japan’s economy is also closely tied to its two largest trading partners, the U.S. and China. Economic volatility in either nation may create volatility for Japan’s economy as well. Additionally, as China has increased its role with Japan as a trading partner, political tensions between the countries has become strained. Any increase or decrease in such tension may have consequences for investment in or exposure to Japanese issuers.

In March 2011, a massive earthquake and tsunami struck northeastern Japan causing major damage to the country’s domestic energy supply, including damage to nuclear power plants. In the wake of this natural disaster, Japan’s financial markets fluctuated dramatically and the resulting economic distress affected Japan’s recovery from its recession. The government injected capital into the economy and proposed plans for massive spending on reconstruction efforts in disaster-affected areas to stimulate economic growth. The full extent of the disaster’s impact on Japan’s economy and foreign investment in Japan is difficult to estimate. The risks of natural disasters of varying degrees, such as earthquakes and tsunamis, and the resulting damage, continue to exist. These and other factors could have a negative impact on the Fund’s performance.

Investments in South Korea. Investments in South Korean issuers involve risks that are specific to South Korea, including legal, regulatory, political, currency, security and economic risks. Substantial political tensions exist between North Korea and South Korea and recently these political tensions have escalated. The outbreak of hostilities between the two nations, or even the threat of an outbreak of hostilities, will likely adversely impact the South Korean economy. In addition, South Korea’s economic growth potential has recently been on a decline, mainly because of a rapidly aging population and structural problems.

Investments in Taiwan. Investments in Taiwanese issuers may subject the Fund to legal, regulatory, political, currency and economic risks that are specific to Taiwan. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries. These tensions may materially affect the Taiwanese economy and its securities market. Taiwan’s economy is export-oriented, so it depends on an open world trade regime and remains vulnerable to fluctuations in the world economy. The Taiwanese economy is dependent on the economies of Asia, mainly those of Japan and China, and the United States. Reduction in spending by any of these countries on Taiwanese products and services or negative changes in any of these economies may cause an adverse impact on the Taiwanese economy.

Non-Diversification

The Fund is classified as a non-diversified investment company under the 1940 Act. A “non diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. This means that the Fund may invest a greater portion of its total assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. This may have an adverse effect on the Fund’s performance or subject the Fund’s Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, the Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Code, with respect to the Fund’s qualification as a RIC under the Code. In particular, as the Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other issuers in the Fund’s portfolio.

Although the Fund is non-diversified for purposes of the 1940 Act, the Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a RIC under the Code. Compliance with the diversification requirements of the Code may severely limit the investment flexibility of the Fund and may make it less likely that the Fund will meet their investment objectives. To qualify as a RIC under the Code, the Fund must meet certain diversification requirements. In particular, at the close of each quarter of the Fund’s taxable year: (A) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (B) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities

ESOTERICA THEMATIC TRUST
Esoterica NextG Economy ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (unaudited) (continued)

or securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

NOTE 9 – RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

NOTE 10 – SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

ESOTERICA THEMATIC TRUST
Esoterica NextG Economy ETF

Other Information
(unaudited)

Proxy Voting Information

Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website, and on the SEC’s website at http://www.sec.gov. Proxies for the Fund’s portfolio securities are voted in accordance with the Adviser’s proxy voting policies and procedures, which are set forth in the Trust’s Statement of Additional Information.

Quarterly Portfolio Holdings Information

The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-PORT and N-CSR are available on the SEC’s website at http://www.sec.gov.

ESOTERICA THEMATIC TRUST
Esoterica NextG Economy ETF

Board Approval of Management Agreement and Sub-Advisory Agreement
(unaudited)

Approval of Management Agreement and Sub-Advisory Agreement

The 1940 Act requires that any investment advisory agreement be approved initially for a two year term, as well as annually thereafter, by the Board, including approval by a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of any party to an investment advisory agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of the approval of such investment advisory agreements, the independent trustees must request and evaluate such information as may reasonably be necessary to make a reasonable business judgment with respect to the approval of each investment advisory agreement, and the adviser and any sub-advisers are required to provide such information.

In considering the approval of (1) the Management Agreement between the Adviser and the Trust on behalf of the Fund, and (2) the Sub-Advisory Agreement between the Adviser and the Trading Sub-Adviser, the Board took into account all the materials provided prior to and during the organizational meeting of the Board held on October 8, 2019 (the “Meeting”) which included, among other things, comparative fee and expense data, the presentations made during the Meeting, and the comprehensive discussions had during the Meeting. The Board also requested and received assistance and advice regarding applicable legal standards from Independent Trustee Counsel. The conclusions that the Trustees reached were based on a comprehensive evaluation of all information provided by the Adviser and the Trading Sub-Adviser and were not the result of any single factor. Each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Management Agreement and the Sub-Advisory Agreement.

Approval of Management Agreement (Esoterica)

Nature, Extent and Quality of Services. The Board noted that the Adviser was a recently formed investment adviser with no assets under management but noted the overall financial strength and stability of Esoterica and the commitment of its principals. The Board considered the background information on the key investment personnel who would be responsible for servicing the Fund, considering their education and noting the investment team’s diverse financial industry experience. The Board considered Esoterica’s research, analysis and portfolio construction, which utilized both top-down and bottom-up fundamental and quantitative research over 5G-related equity securities. The Board observed that while the Fund would be an actively-managed ETF, Esoterica had been tracking performance through a custom index calculated by Solactive. The Board also considered the various additional services that Esoterica would provide under the proposed Management Agreement, including Esoterica’s oversight of Vident. The Board noted Esoterica’s efforts to attract qualified personnel and to develop its resources and systems. The Board considered its review of Esoterica’s policies, procedures and systems as described at the Meeting to assure compliance with applicable laws and regulations and to conduct effective oversight of Vident, and its intended processes to keep the Board informed about matters relevant to the Fund and its shareholders. The Board concluded that the nature, extent and quality of services proposed to be provided by Esoterica under the Management Agreement were likely to benefit the Fund and its shareholders.

Performance. The Trustees observed that although the Fund was not operational and without historical performance, Esoterica’s custom index outperformed its peer group from inception (March 29, 2019) through September 19, 2019, 6.42% and 2.78%, respectively. The Board considered the manner in which Esoterica and Vident proposed to manage the Fund. After discussion, the Trustees concluded that Esoterica was qualified, and should be allowed the opportunity, to manage the Fund.

Fees and Expenses. The Trustees noted that the Fund’s proposed annual advisory fee before waiver was 0.75% and the advisory fees for the funds included in the peer group provided by Esoterica were 0.30%, 0.75% and 0.95%. The Trustees noted that the Fund’s estimated net expense ratio was 0.75% and the net expense ratios for the funds included in the peer group provided by Esoterica were 0.30%, 0.75% and 0.95%. Esoterica reported to the Board that, in proposing fees and expenses for the Fund, Esoterica considered a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by Esoterica in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to prospective investors in the Fund.

The Board reviewed the proposed advisory fee schedule for the Fund. The Board noted that Esoterica had agreed to contractually reimburse expenses for the Fund to the extent the total expense ratio for the Fund exceeded 0.75% for at least one year. The Board considered how these agreements would affect the expenses borne by Fund shareholders. The Board noted that the total expense ratio was reasonable when taking into account the expense reimbursement. Based on these factors, the Trustees concluded that the Fund’s proposed advisory fee was not unreasonable.

Economies of Scale. The Trustees reasoned that based on estimated assets over the initial two-year term of the proposed Management Agreement, it was premature to make a determination about economies of scale. The Trustees considered that the uncertainty of Fund expenses and Esoterica’s operational expenses made the consideration of breakpoints impractical. The Trustees agreed to discuss breakpoints in the future as the Fund’s assets increase.

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BOARD APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENT
(unaudited) (continued)

Profitability. The Board considered the estimated profits, which assumed $25 million average net assets in the first year and $150 million average net assets in the second year, to be realized by Esoterica in connection with the operation of the Fund and whether those estimated profits were fair entrepreneurial profits for the management of the Fund. The Board also considered the Fund’s estimated operating expenses and the expected impact of the Expense Limitation Agreement on Esoterica’s profitability. The Board noted that Esoterica did not expect to be profitable with respect to the Fund during the first two years of operations. The Board considered whether Esoterica or any of its affiliates might receive other benefits as a result of its proposed relationship with the Trust or the Fund. The Board considered that Esoterica was not affiliated with any of the Fund’s proposed service providers, and therefore, would not benefit from those contractual relationships. The Trustees determined that the estimated profits of Esoterica, in terms of actual dollars and as a percent of total revenue, would not be excessive.

Conclusion. Having requested and received such information from Esoterica as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Trustees concluded that the advisory fee structure was not unreasonable and that approval of the Management Agreement was in the best interests of future shareholders of the Fund.

Approval of Sub-Advisory Agreement (Vident)

Nature, Extent and Quality of Services. The Trustees noted that Vident was founded in 2014 and had approximately $4.3 billion in assets under management and advisement spread across ETFs, Undertakings for the Collective Investment in Transferable Securities (“UCITs”) and separately managed accounts. The Trustees observed that Vident specialized in ETF sub-advisory management and portfolio management services for passively and actively managed ETFs and UCITs. The Trustees reviewed the background information of the key investment personnel of Vident who were responsible for servicing the Fund, taking into account their education and industry experience. The Trustees observed that Vident would be responsible for portfolio management and trading of the Fund, including daily monitoring of positions and variances versus the benchmark index, monitoring to ensure adherence to investment guidelines, cash and holdings reconciliations, and trading as needed due to such events as index rebalancing and cash management. The Trustees further noted that Vident would review and elect corporate actions, provide creation/redemption basket file data and assist in fair valuation issues. The Trustees noted that Vident selected and approved broker-dealers based on its Best Execution Committee’s evaluation of the broker’s ability to meet certain best execution standards including reasonable trading costs and other quality of service factors. The Trustees observed Vident’s operational and technological infrastructure, risk management processes and compliance policies and procedures. The Trustees concluded that Vident was expected to provide quality service to the Fund.

Performance. The Board considered the manner in which Esoterica and Vident proposed to manage the Fund, and that Vident’s role would be primarily execution of the portfolio manager’s strategy After discussion, the Trustees concluded that Vident was qualified and should be allowed the opportunity to sub-advise the Fund.

Fees and Expenses. The Trustees noted that Vident proposed sub-advisory fee was 4 basis points with a minimum annual fee of $18,000, and would be paid by Esoterica, not the Fund. The Trustees reviewed the proposed Sub-Advisory fees relative to other accounts managed by Vident. After discussion, the Trustees concluded the proposed Sub-Advisor’s fee was not unreasonable.

Economies of Scale. The Trustees agreed that this was primarily an adviser-level issue that had been considered with respect to the overall Management Agreement, taking into consideration the impact of Vident’s expense.

Profitability. The Board considered the estimated profits, which assumed $25 million average net assets in the first year and $50 million average net assets in the second year, to be realized by Vident in connection with the operation of the Fund and whether the amount of profit was a fair entrepreneurial profit for the sub-advisory services to be provided for the benefit of the Fund. The Board noted that Vident estimated modest profits with respect to the Fund in each of the first two years of operations. The Board considered whether Vident or any of its affiliates might receive other benefits as a result of its proposed relationship with the Trust or the Fund. The Board considered that Vident was not affiliated with any of the Fund’s proposed service providers, and therefore, would not benefit from those contractual relationships. The Board considered possible ancillary benefits to Vident in the use of soft dollar credits from trading performed by Vident. The Board concluded that Vident would not receive collateral benefits that would materially affect the reasonableness of the proposed sub-advisory fees under the proposed Sub-Advisory Agreement. After further discussion, the Trustees concluded that Vident’s profitability was not excessive.

Conclusion. Having requested and received such information from Vident as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that Vident’s fee was not unreasonable and that approval of the Sub-Advisory Agreement was in the best interests of future shareholders of the Fund.

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Trustees and Officers of the Trust
(unaudited)

The Board is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the companies that furnish services to the Fund, including agreements with the Trust’s distributor, Adviser, Trading Sub-Adviser, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Fund and who execute policies authorized by the Board.

The names of the Trustees and officers of the Trust, their addresses and years of birth, together with information as to their principal business occupations and, for the Trustees, other board memberships they have held during the past five years, are set forth below. The executive officers of the Trust are employees of organizations that provide services to the Funds.

Independent Trustees

Information about Trustees who are not “interested persons” of the Trust as defined under the 1940 Act, including their principal occupations during the past five years, is as follows:

The Statement of Additional Information (“SAI”) includes additional information about Fund Trustees and is available on the Fund’s website www.esotericacap.com or, without charge, upon request, by calling 866-979-1710.

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen	Other Directorships Held By Trustee
Jack Gee, 1959	Trustee	Indefinite/ October 2019 – Present.	Managing Director, BlackRock, Inc. (an investment management company) (2004-2019)	1	Trustee, AIM ETF Products Trust (2020 -Present)
Ed McRedmond, 1960	Trustee	Indefinite/ October 2019 – Present.	Founder, etfEd Advisory (an ETF consulting company) (2016-Present); Senior VP, Invesco Powershares Capital Management (an investment management company) (2005-2016)	1	None

1.	The address for each Trustee and officer is c/o Esoterica Thematic Trust, 135 W. 52nd Street, Suite 16C, New York, New York 10019.
2.	Each Trustee serves until resignation, death, retirement or removal.

Interested Trustees

Information about Trustees who are “interested persons” of the Trust as defined under the 1940 Act, including their principal occupations during the past five years, is as follows:

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen	Other Directorships Held By Trustee
Darlene DeRemer, 1955	Chairman of the Board of Trustees	Indefinite/ October 2019 – Present.	Managing Partner, Grail Partners LLC (a principal investing firm) (2005-present)	1	Trustee, Syracuse University (2013- Present); Trustee, ARK Invest (2015- Present); Trustee, Confluence Technologies LLC (2019 – Present)

1.	The address for each Trustee and officer is c/o Esoterica Thematic Trust, 135 W. 52nd Street, Suite 16C, New York, New York 10019.
2.	Each Trustee serves until resignation, death, retirement or removal.

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TRUSTEES AND OFFICERS OF THE TRUST
(unaudited) (continued)

Officer Information

Information about the officers of the, including their principal occupations during the past five years, is as follows:

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen	Other Directorships Held By Trustee
Karan Trehan, 1953	President and Principal Executive Officer	October 2019 – Present.	Esoterica Capital LLC, Chairman, Co-founder and CCO, (2019 – present); Ankar Capital (an investment management company and RUH LLC, CFO, (an e-commerce company) (2015 – 2019); Emerging Managers Group, CEO, (an investment management company) (2001-2015).	1	N/A
Monique Labbe, 1973	Treasurer, Principal Financial Officer and Principal Accounting Officer	October 2019 – Present.	Senior Director, Foreside Fund Officer Services, LLC (provider of distribution and compliance services to clients in the global asset management industry) (2014-Present)	1	N/A
Nancy J. Tyminski, 1962	Chief Compliance Officer/AML Officer	October 2019 – Present.	Director, Foreside Fund Officer Services, LLC (provider of distribution and compliance services to clients in the global asset management industry) (2019 to present), Senior Due Diligence Officer, Foreside Financial Group, LLC (a fund and advisory services company) (2015-2019), Deputy Chief Compliance Officer, PNC Funds, PNC Bank, N.A. (a bank) (2011-2015)	1	N/A
Diana Wang, 1988	Secretary	October 2019 – Present.	Esoterica Capital LLC, COO, (2019 – present); Facing East Entertainment (HK) Ltd., Vice President, U.S. Operations (a production and financing company) (2016-2018); Triple Star Realty, Vice President, Acquisitions (a real estate services company) (2014-2016).	1	N/A

1.	The address for each officer is c/o Esoterica Thematic Trust, 135 W. 52nd Street, Suite 16C, New York, New York 10019.
2.	Officers are elected yearly by the Trustees.

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info@esotericacap.com

ESOTERICA

www.esotericacap.com

ITEM 2. CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on his evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3) Not Applicable.

(a)(4) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Esoterica Thematic Trust

By:	/s/ Karan Trehan
Karan Trehan
Principal Executive Officer
Esoterica Thematic Trust

Date:	July 1, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karan Trehan
Karan Trehan
Principal Executive Officer
Esoterica Thematic Trust

Date:	July 1, 2020

Esoterica Thematic Trust

By:	/s/ Monique Labbe
Monique Labbe
Principal Financial Officer
Esoterica Thematic Trust

Date:	July 1, 2020